Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income attributable to common shareholders	$ 315	$ 289	$ 511	$ 494
Other comprehensive (loss) income, net of tax:
Defined benefit pension plan actuarial loss, net of tax of $0 for the three and six months ended June 30, 2026 and 2025	0	1	0	1
Unrealized (loss) gain on cash flow hedges, net of tax of $(1) and $1 for the three months ended June 30, 2026 and 2025, respectively, and $0 and $(2) for the six months ended June 30, 2026 and 2025, respectively	(1)	3	1	(5)
Unrealized gain (loss) on available-for-sale fixed-income securities, net of tax of $0 for the three months ended June 30, 2026 and 2025, and $0 and $(1) for the six months ended June 30, 2026 and 2025, respectively	1	(1)	1	(3)
Net other comprehensive income (loss)	0	3	2	(7)
Comprehensive income attributable to common shareholders	$ 315	$ 292	$ 513	$ 487